Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2019
Other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of Capital Commitments

	SA rand
Figures in million	2019	2018

Capital expenditure commitments

Contracts for capital expenditure	313	215
Share of joint venture's contracts for capital expenditure	105	58
Authorised by the directors but not contracted for	1 499	1 719
Total capital commitments	1 917	1 992

Disclosure of Guarantees

	SA rand
Figures in million	2019	2018

Guarantees

Guarantees and suretyships	143	143
Environmental guarantees[1]	479	479

Total guarantees	622	622
1 At 30 June 2019, R89 million (2018: R75 million) has been pledged as collateral for environmental guarantees in favour of certain financial institutions. Refer to note 15.